Other Financial Information (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Financial Information [Abstract]
Income taxes paid (collected), net of refunds	$ 50,100,000	$ (38,000)	$ 47,757,000	$ 13,036,000	$ 43,006,000
Interest paid	16,250,000	127,000	1,647,000	479,000	452,000
Noncash additions to net parent investment related to settlement of income taxes	$ 0	$ 1,155,000	$ 453,000	$ (6,747,000)	$ 7,815,000